Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options (in years)	10 years
Vesting period (in years)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate low end of the range (as a percent)	0.10%	0.10%	0.20%
Risk-free interest rate high end of the range (as a percent)	2.00%	3.60%	3.90%
Time-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Award, Award Vesting Period, Minimum	3 years
Share-based Payment Award, Award Vesting Period, Maximum	4 years
Vesting percentage per increment, options vesting in annual increments	25% of the award vests on the date of grant and 25% vests on each of the three anniversary dates thereafter
Annual vesting percentage, options vesting in annual increments	25.00%
Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the Omnibus Plan (in shares)	65,000,000
Number of shares available for future grants under the Omnibus Plan (in shares)	19,000,000
Stock-based compensation expense (in dollars)	112	120	121
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	35,801,000
Granted (in shares)	2,864,000
Exercised (in shares)	(82,000)
Forfeited/Canceled (in shares)	(8,600,000)
Outstanding at the end of the period (in shares)	30,000,000	35,801,000
Vested or expected to vest at the end of the period (in shares)	29,247,000
Exercisable at the end of the period (in shares)	22,600,000
Weighted Average Exercise Price [Roll Forward]
Outstanding at the beginning of the period (in dollars per share)	38.08
Granted (in dollars per share)	17.30
Exercised (in dollars per share)	18.69
Forfeited/Canceled (in dollars per share)	35.36
Outstanding at the end of the period (in dollars per share)	36.93	38.08
Vested or expected to vest at the end of the period (in dollars per share)	37.29
Exercisable at the end of the period (in dollars per share)	39.98
Weighted Average Remaining Contractual Term, Years [Abstract]
Outstanding at the end of the period (in years)	5 years 9 months 18 days
Vested or expected to vest at the end of the period (in years)	5 years 8 months 12 days
Exercisable at the end of the period (in years)	4 years 10 months 24 days
Aggregate Intrinsic Value [Abstract]
Outstanding at the end of the period (in dollars)	2
Vested or expected to vest at the end of the period (in dollars)	2
Exercisable at the end of the period (in dollars)	0
Weighted-average grant-date fair value of stock options granted (in dollars per share)	5.11	7.94	11.97
Aggregate intrinsic value of stock options exercised (in dollars)	0	6	52
Net cash proceeds from the exercise of stock options (in dollars)	1	27	134
Actual income tax benefit realized from stock option exercises (in dollars)		2	19
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield (as a percent)	2.20%	2.30%	1.50%
Expected stock price volatility (as a percent)	44.00%	37.00%	36.00%
Expected life of stock options (in years)	5 years 10 months 8 days	6 years 2 months 12 days	6 years 1 month 6 days
Scenario, Previously Reported [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (in dollars)	43	76	90
Aggregate Intrinsic Value [Abstract]
Unrecognized compensation (in dollars)	47
Weighted-average period over which compensation expense is expected to be recognized (in years)	1 year 4 months 24 days
Scenario, Previously Reported [Member] | Market-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (in dollars)	2	0	4
Aggregate Intrinsic Value [Abstract]
Unrecognized compensation (in dollars)	12
Weighted-average period over which compensation expense is expected to be recognized (in years)	2 years 8 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding at the beginning of the period (in shares)	0
Granted (in shares)	879,000
Vested (in shares)	0
Forfeited/Canceled (in shares)	(74,000)
Outstanding at the end of the period (in shares)	805,000	0
Weighted Average Fair Value Per Share [Roll Forward]
Outstanding at the beginning of the period (in dollars per share)	0.00
Granted (in dollars per share)	16.92
Vested (in dollars per share)	0
Forfeited/Canceled (in dollars per share)	18.63
Outstanding at the end of the period (in dollars per share)	16.76	0.00
Scenario, Previously Reported [Member] | Performance-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (in dollars)	0	0	(1)
Aggregate Intrinsic Value [Abstract]
Unrecognized compensation (in dollars)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding at the beginning of the period (in shares)	912,000
Granted (in shares)	0
Vested (in shares)	(2,000)
Forfeited/Canceled (in shares)	(908,000)
Outstanding at the end of the period (in shares)	2,000	912,000
Weighted Average Fair Value Per Share [Roll Forward]
Outstanding at the beginning of the period (in dollars per share)	41.20
Granted (in dollars per share)	0.00
Vested (in dollars per share)	44.20
Forfeited/Canceled (in dollars per share)	41.19
Outstanding at the end of the period (in dollars per share)	44.20	41.20
Scenario, Previously Reported [Member] | Time-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (in dollars)	62	33	16
Aggregate Intrinsic Value [Abstract]
Unrecognized compensation (in dollars)	108
Weighted-average period over which compensation expense is expected to be recognized (in years)	2 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding at the beginning of the period (in shares)	3,924,000
Granted (in shares)	6,759,000
Vested (in shares)	(1,890,000)
Forfeited/Canceled (in shares)	(1,042,000)
Outstanding at the end of the period (in shares)	7,751,000	3,924,000
Weighted Average Fair Value Per Share [Roll Forward]
Outstanding at the beginning of the period (in dollars per share)	29.62
Granted (in dollars per share)	17.67
Vested (in dollars per share)	24.97
Forfeited/Canceled (in dollars per share)	24.30
Outstanding at the end of the period (in dollars per share)	21.05	29.62
Scenario, Previously Reported [Member] | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock under employee stock purchase plan (in shares)	1,000,000	1,000,000	1,000,000
Discounted purchase rate on the market price of the stock (as a percent)	15.00%
Stock-based compensation expense (in dollars)	5	11	12
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate (as a percent)	0.10%	0.10%	0.20%
Expected dividend yield (as a percent)	2.90%	2.40%	1.40%
Expected stock price volatility (as a percent)	41.00%	38.00%	29.00%
Expected life of employee stock purchase plan options (in months)	6 months	6 months	6 months
Weighted Average Fair Value Per Share [Roll Forward]
Weighted-average fair value of shares purchased (in dollars per share)	5.44	6.76	9.54
Amount accumulated by plan participants to purchase common stock (in dollars)	4	11